Financial Instruments - Fair values and risk management (Details 3) ₩ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 KRW (₩)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 KRW (₩)	Sep. 24, 2024 USD ($)	Dec. 31, 2023 KRW (₩)
Entity Information [Line Items]
Cash and cash equivalents | $
Other receivables | $	$ 54,058		$ 52,918				$ 50,618
CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
Cash and cash equivalents		₩ 312,427		₩ 335,814		₩ 15,475		₩ 3,662,174		₩ 668,235
Current portion of long-term bank deposits				30,000
Short-term loan receivable – related parties, net				442,894				214,245
Other receivables		27,250		33,411				202,477
Long-term bank deposit		30,000						30,000
Long-term loan receivable, net		1,958,880		1,671,780				1,917,960
Long-term other receivables, net		398						2,065
Other non-current financial assets		₩ 519,945		525,042				473,682
Total				₩ 3,038,941				₩ 6,502,603